CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 192,220	$ 112,871
Short-term designated interest bearing deposits		10,000
Trade accounts receivable	106,569	80,316
Other receivables	8,450	10,943
Inventories	83,689	64,804
Other current assets	38,305	11,480
Total current assets	429,233	290,414
LONG-TERM INVESTMENTS	14,386	14,494
PROPERTY AND EQUIPMENT, NET	485,177	350,039
INTANGIBLE ASSETS, NET	49,603	32,393
GOODWILL	7,000	7,000
OTHER ASSETS, NET	10,847	11,547
TOTAL ASSETS	996,246	705,887
CURRENT LIABILITIES
Current maturities of loans and debentures	97,128	36,441
Trade accounts payable	100,456	66,358
Deferred revenue and short-term customers' advances	3,752	3,166
Employee related liabilities, inc. Nishiwaki retirement allowance	80,423	25,957
Other current liabilities	26,548	7,994
Total current liabilities	308,307	139,916
LONG-TERM LOANS FROM BANKS	161,131	108,739
DEBENTURES	178,305	208,146
LONG-TERM CUSTOMERS' ADVANCES	6,572	7,187
EMPLOYEE RELATED LIABILITIES	16,406	65,337
DEFERRED TAX LIABILITY	100,135	13,611
OTHER LONG-TERM LIABILITIES	33,925	21,703
Total liabilities	804,781	564,639
TOTAL EQUITY	191,465	141,248
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 996,246	$ 705,887